Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
CURRENT ASSETS
Cash and cash equivalents	R$ 2,763,050	R$ 66,767
Financial investments		210,103
Note receivables	8,104,679	3,522,349
Receivables from related parties		124,723
Inventories	88,551	61,609
Taxes recoverable	65,653	14,446
Other receivables	20,148	27,956
Total current assets	11,042,081	4,027,953
NON-CURRENT ASSETS
Judicial deposits	1,511	872
Prepaid expenses	968	160
Deferred income tax and social contribution		37,015
Property and equipment	67,104	10,889
Intangible assets	305,614	158,868
Total non-current assets	375,197	207,804
TOTAL ASSETS	11,417,278	4,235,757
CURRENT LIABILITIES
Payables to third parties	4,324,198	3,080,569
Trade payables	165,246	92,444
Payables to related parties	30,797	39,101
Salaries and social charges	73,936	34,269
Taxes and contributions	80,093	52,064
Provision for contingencies	7,004	4,648
Other payables	29,501	15,872
Total current liabilities	4,710,775	3,318,967
NON-CURRENT LIABILITIES
Deferred income tax and social contribution	132,125	42,809
Other payables		3,590
Total non-current liabilities	132,125	46,399
TOTAL LIABILITIES	4,842,900	3,365,366
EQUITY
Share capital	26	524,577
Legal reserve		30,216
Capital reserve	5,688,134
Equity valuation adjustments	(7,325)	55
Profit retention reserve	909,267	312,047
Treasury shares	(39,532)
Equity attributable to equity holders of the parent	6,550,570	866,895
Non-controlling interests	23,806	3,496
TOTAL EQUITY	6,574,376	870,391
TOTAL LIABILITIES AND EQUITY	R$ 11,417,278	R$ 4,235,757